Commitments and Contingencies - Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 7,870	[1]
2015	9,192	[1]
2016	8,410	[1]
2017	7,766	[1]
2018	6,680	[1]
Thereafter	27,326	[1]
Total	$ 67,244	[1]

[1]	Future commitments have been recast to reflect the inclusion of the Company’s recent acquisitions.